Property and equipment	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment
6. Property and equipment
Property and equipment consists of (in thousands):

	June 30, 2021	June 30, 2020	June 30, 2019

Lab equipment	$592	$862	$309
Software	1,534	744	—
Office equipment	84	31	—
Office furniture	35	10	—
Leasehold improvements	576	—	—
Construction in process	—	113	—

Total	2,821	1,760	309
Less accumulated depreciation and amortization	(331)	(105)	(31)

	$2,490	$1,655	$278
Depreciation expense was $0.2 million, $0.1 million and $31,000 for the years ended June 30, 2021, 2020 and 2019, respectively.
As of June 30, 2021 and 2020, there was $1.3 million and $0.6 million, respectively, of unamortized capitalized software development costs. There was no unamortized capitalized software development costs as of June 30, 2019. Amortization expense related to capitalized software development costs was $85,000 for the years ended June 30, 2021 and was
expensed within cost of revenue in the consolidated statement of operations. There was no amortization expense related to capitalized software development costs for fiscal 2020 and 2019.
As of June 30, 2021, the expected amortization expense for the next five years and thereafter is as follows:

2022	123
2023	124
2024	124
2025	124
2026	124
Thereafter	606

$1,225